Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Total	Common Stock	Additional Paid in Capital	Accumulated Deficit
Beginning balance at Dec. 31, 2013	$ (1,445,463)	$ 4,280	$ 170,813,285	$ (172,263,028)
Beginning balance, shares at Dec. 31, 2013		42,799,278
Common stock and warrants issued for cash	1,883,750	$ 151	1,883,599
Common stock and warrants issued for cash, shares		1,507,000
Fair value of warrant derivative liability	(688,614)		(688,614)
Recognition of contingent beneficial conversion feature and warrants	130,915		130,915
Net loss	(5,924,931)			(5,924,931)
Ending balance at Dec. 31, 2014	(6,044,343)	$ 4,431	172,139,185	(178,187,959)
Ending balance, shares at Dec. 31, 2014		44,306,278
Common stock returned and cancelled for issuance of convertible note	(37,644)	$ (7)	(37,637)
Common stock returned and cancelled for issuance of convertible note, shares		(75,288)
Common stock and warrants issued for cash	136,000	$ 19	135,981
Common stock and warrants issued for cash, shares		186,000
Common stock issued for services	350,000	$ 35	349,965
Common stock issued for services, shares		350,000
Warrants issued for services	4,615,154		4,615,154
Warrants exercised for cash	914,220	$ 183	914,037
Warrants exercised for cash, shares		1,828,437
Additional common shares issued related to warrant reset		$ 155	(155)
Additional common shares issued related to warrant reset, shares		1,554,500
Warrants reclassified as derivative liabilities	(76,368)		(76,368)
Warrants issued upon conversion of debt	494,730		494,730
Convertible debt reclassified as derivative liabilities	(5,743,021)		(5,743,021)
Conversion of debt to common stock and warrants	1,661,615	$ 332	1,661,283
Conversion of debt to common stock and warrants, shares		3,323,230
Beneficial conversion feature and warrants issued with debt	1,655,369		1,655,369
Options issued for services	364		364
Net loss	(23,316,519)			(23,316,519)
Ending balance at Dec. 31, 2015	(25,390,443)	$ 5,148	$ 176,108,887	$ (201,504,478)
Ending balance, shares at Dec. 31, 2015		51,473,157
Net loss	(6,227,809)
Ending balance at Sep. 30, 2016	$ (18,974,908)